Portfolio of Investments – as of December 31, 2023 (Unaudited)
Loomis Sayles High Income Opportunities Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 88.9% of Net Assets

Non-Convertible Bonds — 85.2%
	ABS Car Loan — 0.5%
$297,000	Hertz Vehicle Financing III LLC, Series 2022-1A, Class D, 4.850%, 6/25/2026(a)	$281,424
162,500	Hertz Vehicle Financing III LLC, Series 2022-3A, Class D, 6.310%, 3/25/2025(a)	161,792
270,000	Hertz Vehicle Financing III LLC, Series 2023-1A, Class D2, 9.130%, 6/25/2027(a)	271,306
290,000	Hertz Vehicle Financing LLC, Series 2022-4A, Class D, 6.560%, 9/25/2026(a)	279,705
150,000	Prestige Auto Receivables Trust, Series 2019-1A, Class E, 3.900%, 5/15/2026(a)	149,478
		1,143,705
	ABS Home Equity — 0.2%
88,295	DSLA Mortgage Loan Trust, Series 2005-AR5, Class 2A1A, 1 mo. USD SOFR + 0.774%, 6.130%, 9/19/2045(b)	46,402
449,187	PRPM LLC, Series 2022-5, Class A1, 6.900%, 9/27/2027(a)(b)	449,750
		496,152
	Aerospace & Defense — 1.7%
310,000	Bombardier, Inc., 6.000%, 2/15/2028(a)	302,026
1,335,000	Bombardier, Inc., 7.125%, 6/15/2026(a)	1,328,767
192,000	Bombardier, Inc., 7.875%, 4/15/2027(a)	192,034
220,000	Bombardier, Inc., 8.750%, 11/15/2030(a)	234,235
410,000	Embraer Netherlands Finance BV, 7.000%, 7/28/2030(a)	430,088
470,000	TransDigm, Inc., 6.250%, 3/15/2026(a)	469,188
625,000	TransDigm, Inc., 6.750%, 8/15/2028(a)	639,426
90,000	TransDigm, Inc., 6.875%, 12/15/2030(a)	92,700
		3,688,464
	Airlines — 1.4%
295,000	Allegiant Travel Co., 7.250%, 8/15/2027(a)	288,640
2,350,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.750%, 4/20/2029(a)	2,290,692
270,000	Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.750%, 1/20/2026(a)	254,378
220,000	Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.000%, 9/20/2025(a)	158,217
105,000	Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.000%, 9/20/2025(a)	75,513
		3,067,440
	Automotive — 2.9%
45,000	Allison Transmission, Inc., 4.750%, 10/01/2027(a)	43,482
255,000	American Axle & Manufacturing, Inc., 5.000%, 10/01/2029	225,281
55,000	Ford Motor Co., 3.250%, 2/12/2032	45,744
1,645,000	Ford Motor Credit Co. LLC, 2.300%, 2/10/2025	1,581,949
800,000	Ford Motor Credit Co. LLC, 3.375%, 11/13/2025	765,529
200,000	Ford Motor Credit Co. LLC, 4.542%, 8/01/2026	193,662
795,000	Ford Motor Credit Co. LLC, 6.950%, 6/10/2026	815,530
400,000	Ford Motor Credit Co. LLC, GMTN, 4.389%, 1/08/2026	388,957
810,000	General Motors Financial Co., Inc., Series A, (fixed rate to 9/30/2027, variable rate thereafter), 5.750%(c)	718,470
485,000	General Motors Financial Co., Inc., Series B, (fixed rate to 9/30/2028, variable rate thereafter), 6.500%(c)	441,331
Principal Amount	Description	Value (†)

	Automotive — continued
$545,000	General Motors Financial Co., Inc., Series C, (fixed rate to 9/30/2030, variable rate thereafter), 5.700%(c)	$503,302
200,000	Jaguar Land Rover Automotive PLC, 5.500%, 7/15/2029(a)	194,909
220,000	Jaguar Land Rover Automotive PLC, 5.875%, 1/15/2028(a)	217,184
190,000	Wheel Pros, Inc., 6.500%, 5/15/2029(a)	57,950
155,000	ZF North America Capital, Inc., 6.875%, 4/14/2028(a)	161,141
155,000	ZF North America Capital, Inc., 7.125%, 4/14/2030(a)	164,663
		6,519,084
	Banking — 1.9%
665,000	Barclays PLC, (fixed rate to 6/27/2033, variable rate thereafter), 7.119%, 6/27/2034	708,707
270,000	Barclays PLC, (fixed rate to 9/23/2030, variable rate thereafter), 3.564%, 9/23/2035	231,475
1,235,000	Deutsche Bank AG, (fixed rate to 12/01/2027, variable rate thereafter), 4.875%, 12/01/2032	1,151,428
1,150,000	Intesa Sanpaolo SpA, 6.625%, 6/20/2033(a)	1,178,447
960,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035(a)	902,859
		4,172,916
	Brokerage — 0.6%
180,000	Coinbase Global, Inc., 3.375%, 10/01/2028(a)	151,879
140,000	Coinbase Global, Inc., 3.625%, 10/01/2031(a)	108,170
290,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.000%, 8/15/2028(a)	259,573
150,000	NFP Corp., 4.875%, 8/15/2028(a)	148,447
360,000	NFP Corp., 6.875%, 8/15/2028(a)	365,976
300,000	NFP Corp., 8.500%, 10/01/2031(a)	325,170
		1,359,215
	Building Materials — 2.5%
100,000	ACProducts Holdings, Inc., 6.375%, 5/15/2029(a)	74,030
300,000	Advanced Drainage Systems, Inc., 6.375%, 6/15/2030(a)	302,248
525,000	Beacon Roofing Supply, Inc., 6.500%, 8/01/2030(a)	536,798
265,000	Builders FirstSource, Inc., 4.250%, 2/01/2032(a)	239,025
315,000	Builders FirstSource, Inc., 5.000%, 3/01/2030(a)	304,180
210,000	Camelot Return Merger Sub, Inc., 8.750%, 8/01/2028(a)	213,156
720,000	Cemex SAB de CV, (fixed rate to 3/14/2028, variable rate thereafter), 9.125%(a)(c)	766,800
320,000	Cemex SAB de CV, (fixed rate to 6/08/2026, variable rate thereafter), 5.125%(a)(c)	303,476
265,000	Cornerstone Building Brands, Inc., 6.125%, 1/15/2029(a)	217,300
870,000	Foundation Building Materials, Inc., 6.000%, 3/01/2029(a)	782,243
395,000	LBM Acquisition LLC, 6.250%, 1/15/2029(a)	352,715
255,000	MIWD Holdco II LLC/MIWD Finance Corp., 5.500%, 2/01/2030(a)	225,675
275,000	Patrick Industries, Inc., 4.750%, 5/01/2029(a)	250,419
540,000	Specialty Building Products Holdings LLC/SBP Finance Corp., 6.375%, 9/30/2026(a)	529,610
225,000	Standard Industries, Inc., 4.375%, 7/15/2030(a)	206,637
305,000	Summit Materials LLC/Summit Materials Finance Corp., 7.250%, 1/15/2031(a)	321,380
		5,625,692
	Cable Satellite — 9.7%
665,000	Altice Financing SA, 5.000%, 1/15/2028(a)	602,797
95,000	Block Communications, Inc., 4.875%, 3/01/2028(a)	83,125

Principal Amount	Description	Value (†)

	Cable Satellite — continued
$295,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 2/01/2031(a)	$257,727
4,065,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 1/15/2034(a)	3,303,329
1,170,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.500%, 6/01/2033(a)	989,981
2,155,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.750%, 3/01/2030(a)	1,969,163
605,000	CSC Holdings LLC, 3.375%, 2/15/2031(a)	441,392
200,000	CSC Holdings LLC, 4.500%, 11/15/2031(a)	151,215
6,090,000	CSC Holdings LLC, 4.625%, 12/01/2030(a)	3,666,913
585,000	CSC Holdings LLC, 5.000%, 11/15/2031(a)	353,925
1,790,000	CSC Holdings LLC, 5.750%, 1/15/2030(a)	1,114,275
280,000	CSC Holdings LLC, 6.500%, 2/01/2029(a)	247,128
1,795,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.875%, 8/15/2027(a)	1,686,540
2,140,000	DISH DBS Corp., 5.125%, 6/01/2029	1,102,935
705,000	DISH DBS Corp., 5.250%, 12/01/2026(a)	604,009
555,000	DISH DBS Corp., 5.750%, 12/01/2028(a)	442,668
175,000	DISH DBS Corp., 7.375%, 7/01/2028	104,611
1,355,000	DISH DBS Corp., 7.750%, 7/01/2026	943,771
205,000	DISH Network Corp., 11.750%, 11/15/2027(a)	213,991
480,000	Radiate Holdco LLC/Radiate Finance, Inc., 6.500%, 9/15/2028(a)	235,192
1,205,000	Sirius XM Radio, Inc., 3.875%, 9/01/2031(a)	1,030,861
275,000	Telesat Canada/Telesat LLC, 5.625%, 12/06/2026(a)	168,645
260,000	Viasat, Inc., 6.500%, 7/15/2028(a)	213,525
755,000	Virgin Media Secured Finance PLC, 5.500%, 5/15/2029(a)	729,513
920,000	Ziggo Bond Co. BV, 6.000%, 1/15/2027(a)	895,401
		21,552,632
	Chemicals — 1.1%
80,000	Ashland, Inc., 3.375%, 9/01/2031(a)	68,953
535,000	ASP Unifrax Holdings, Inc., 5.250%, 9/30/2028(a)	386,326
750,000	Braskem Netherlands Finance BV, 8.500%, 1/12/2031(a)	697,500
805,000	Hercules LLC, 6.500%, 6/30/2029	757,618
510,000	Olympus Water U.S. Holding Corp., 9.750%, 11/15/2028(a)	541,311
40,000	W.R. Grace Holdings LLC, 5.625%, 8/15/2029(a)	35,198
		2,486,906
	Consumer Cyclical Services — 2.7%
1,120,000	ADT Security Corp., 4.125%, 8/01/2029(a)	1,030,680
260,000	ANGI Group LLC, 3.875%, 8/15/2028(a)	219,577
230,000	Arches Buyer, Inc., 4.250%, 6/01/2028(a)	208,296
110,000	Arches Buyer, Inc., 6.125%, 12/01/2028(a)	95,150
55,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 3.375%, 8/31/2027(a)	50,996
90,000	Realogy Group LLC/Realogy Co-Issuer Corp., 5.250%, 4/15/2030(a)	67,173
545,000	Realogy Group LLC/Realogy Co-Issuer Corp., 5.750%, 1/15/2029(a)	423,554
760,000	Uber Technologies, Inc., 4.500%, 8/15/2029(a)	725,015
715,000	Uber Technologies, Inc., 6.250%, 1/15/2028(a)	716,793
1,080,000	Uber Technologies, Inc., 7.500%, 9/15/2027(a)	1,118,480
940,000	Uber Technologies, Inc., 8.000%, 11/01/2026(a)	957,438
300,000	VT Topco, Inc., 8.500%, 8/15/2030(a)	312,111
		5,925,263
	Consumer Products — 1.2%
255,000	Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 4.750%, 1/15/2029(a)	243,221
Principal Amount	Description	Value (†)

	Consumer Products — continued
$455,000	Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 6.625%, 7/15/2030(a)	$467,426
1,530,000	Energizer Holdings, Inc., 4.375%, 3/31/2029(a)	1,369,482
510,000	Newell Brands, Inc., 5.200%, 4/01/2026	502,968
140,000	Prestige Brands, Inc., 3.750%, 4/01/2031(a)	122,383
		2,705,480
	Diversified Manufacturing — 0.4%
285,000	Madison IAQ LLC, 5.875%, 6/30/2029(a)	251,109
640,000	Resideo Funding, Inc., 4.000%, 9/01/2029(a)	558,400
		809,509
	Electric — 0.6%
675,000	Calpine Corp., 4.500%, 2/15/2028(a)	642,026
31,000	NRG Energy, Inc., 3.875%, 2/15/2032(a)	26,538
105,000	NRG Energy, Inc., 5.250%, 6/15/2029(a)	101,680
135,000	NRG Energy, Inc., 5.750%, 1/15/2028	134,504
320,000	PG&E Corp., 5.000%, 7/01/2028	311,354
70,000	PG&E Corp., 5.250%, 7/01/2030	67,518
150,000	Talen Energy Supply LLC, 8.625%, 6/01/2030(a)	159,380
		1,443,000
	Environmental — 0.8%
20,000	Clean Harbors, Inc., 5.125%, 7/15/2029(a)	19,117
170,000	Clean Harbors, Inc., 6.375%, 2/01/2031(a)	172,730
935,000	Covanta Holding Corp., 4.875%, 12/01/2029(a)	816,900
530,000	GFL Environmental, Inc., 4.000%, 8/01/2028(a)	489,928
195,000	GFL Environmental, Inc., 6.750%, 1/15/2031(a)	200,905
		1,699,580
	Finance Companies — 5.3%
255,000	Aircastle Ltd., 6.500%, 7/18/2028(a)	260,028
155,000	Aircastle Ltd., Series A, (fixed rate to 6/15/2026, variable rate thereafter), 5.250%(a)(c)	132,883
105,000	Blackstone Secured Lending Fund, 2.750%, 9/16/2026	96,066
520,000	Blackstone Secured Lending Fund, 3.625%, 1/15/2026	496,017
585,000	Blue Owl Capital Corp., 3.400%, 7/15/2026	543,868
331,600	Global Aircraft Leasing Co. Ltd., 7.250% PIK or 6.500% Cash, 9/15/2024(a)(d)	311,704
345,000	Nationstar Mortgage Holdings, Inc., 5.000%, 2/01/2026(a)	337,396
245,000	Nationstar Mortgage Holdings, Inc., 5.125%, 12/15/2030(a)	221,512
565,000	Nationstar Mortgage Holdings, Inc., 5.750%, 11/15/2031(a)	526,811
685,000	Nationstar Mortgage Holdings, Inc., 6.000%, 1/15/2027(a)	679,862
1,465,000	Navient Corp., 4.875%, 3/15/2028	1,361,062
395,000	Navient Corp., 5.000%, 3/15/2027	381,355
335,000	OneMain Finance Corp., 3.500%, 1/15/2027	310,024
40,000	OneMain Finance Corp., 3.875%, 9/15/2028	35,390
940,000	OneMain Finance Corp., 4.000%, 9/15/2030	804,410
140,000	OneMain Finance Corp., 5.375%, 11/15/2029	131,096
990,000	OneMain Finance Corp., 7.125%, 3/15/2026	1,008,601
455,000	PennyMac Financial Services, Inc., 7.875%, 12/15/2029(a)	468,362
410,000	Provident Funding Associates LP/PFG Finance Corp., 6.375%, 6/15/2025(a)	376,175
370,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.875%, 10/15/2026(a)	341,325
360,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029(a)	325,831

Principal Amount	Description	Value (†)

	Finance Companies — continued
$1,465,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031(a)	$1,288,462
1,645,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033(a)	1,397,474
		11,835,714
	Financial Other — 1.2%
400,000	Agile Group Holdings Ltd., 6.050%, 10/13/2025	48,252
200,000	Central China Real Estate Ltd., 7.250%, 8/13/2024(e)	9,214
205,000	Central China Real Estate Ltd., 7.650%, 8/27/2025(e)	9,319
353,395	CFLD Cayman Investment Ltd., 2.500%, 1/31/2031(a)(f)	27,014
429,065	CFLD Cayman Investment Ltd., 2.500%, 1/31/2031(a)(f)	11,091
44,015	CFLD Cayman Investment Ltd., Zero Coupon, 0.000%–28.181%, 1/31/2031(a)(g)	286
200,000	China Evergrande Group, 8.750%, 6/28/2025(e)	2,500
200,000	China Evergrande Group, 9.500%, 4/11/2022(e)	2,586
448,246	Easy Tactic Ltd., 7.500% PIK or 6.500% Cash, 7/11/2027(d)	18,638
20,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.750%, 9/15/2024	19,878
1,900,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.250%, 5/15/2027	1,706,626
475,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.375%, 12/15/2025	466,320
400,000	Kaisa Group Holdings Ltd., 9.375%, 6/30/2024(e)	12,956
400,000	Kaisa Group Holdings Ltd., 11.250%, 4/16/2025(e)	11,500
400,000	Kaisa Group Holdings Ltd., 11.650%, 6/01/2026(e)	11,500
610,000	Kaisa Group Holdings Ltd., 11.700%, 11/11/2025(e)	19,703
210,000	KWG Group Holdings Ltd., 6.300%, 2/13/2026(e)	12,323
205,000	Shimao Group Holdings Ltd., 3.450%, 1/11/2031(e)	7,688
200,000	Shimao Group Holdings Ltd., 4.750%, 7/03/2022(e)	7,920
200,000	Shimao Group Holdings Ltd., 6.125%, 2/21/2024(e)	8,000
70,621	Sunac China Holdings Ltd., 6.000% PIK or 5.000% Cash, 9/30/2026(a)(d)	8,637
70,621	Sunac China Holdings Ltd., 6.250% PIK or 5.250% Cash, 9/30/2027(a)(d)	7,498
141,242	Sunac China Holdings Ltd., 6.500% PIK or 5.500% Cash, 9/30/2027(a)(d)	13,185
211,863	Sunac China Holdings Ltd., 6.750% PIK or 5.750% Cash, 9/30/2028(a)(d)	16,792
211,863	Sunac China Holdings Ltd., 7.000% PIK or 6.000% Cash, 9/30/2029(a)(d)	15,741
99,527	Sunac China Holdings Ltd., 7.250% PIK or 6.250% Cash, 9/30/2030(a)(d)	6,344
205,000	Times China Holdings Ltd., 5.750%, 1/14/2027(e)	4,116
630,000	Times China Holdings Ltd., 6.200%, 3/22/2026(e)	14,175
800,000	Yuzhou Group Holdings Co. Ltd., 6.350%, 1/13/2027(e)	49,456
200,000	Yuzhou Group Holdings Co. Ltd., 7.700%, 2/20/2025(e)	12,458
820,000	Zhenro Properties Group Ltd., 6.630%, 1/07/2026(e)	7,716
210,000	Zhenro Properties Group Ltd., 6.700%, 8/04/2026(e)	1,976
		2,571,408
	Food & Beverage — 0.9%
80,000	Aramark Services, Inc., 5.000%, 2/01/2028(a)	77,603
335,000	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.250%, 4/27/2029(a)	314,474
275,000	HLF Financing SARL LLC/Herbalife International, Inc., 4.875%, 6/01/2029(a)	215,933
670,000	Lamb Weston Holdings, Inc., 4.375%, 1/31/2032(a)	611,223
555,000	Post Holdings, Inc., 4.625%, 4/15/2030(a)	510,513
Principal Amount	Description	Value (†)

	Food & Beverage — continued
$15,000	Post Holdings, Inc., 5.750%, 3/01/2027(a)	$14,882
260,000	Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.625%, 3/01/2029(a)	224,947
		1,969,575
	Gaming — 2.3%
350,000	Boyd Gaming Corp., 4.750%, 6/15/2031(a)	321,238
865,000	Light & Wonder International, Inc., 7.000%, 5/15/2028(a)	873,802
775,000	Light & Wonder International, Inc., 7.250%, 11/15/2029(a)	793,530
175,000	Light & Wonder International, Inc., 7.500%, 9/01/2031(a)	182,535
630,000	Melco Resorts Finance Ltd., 5.375%, 12/04/2029(a)	554,576
30,000	Penn Entertainment, Inc., 4.125%, 7/01/2029(a)	25,650
525,000	Sands China Ltd., 5.650%, 8/08/2028	520,616
450,000	Studio City Finance Ltd., 5.000%, 1/15/2029(a)	377,366
290,000	Wynn Macau Ltd., 5.125%, 12/15/2029(a)	257,656
465,000	Wynn Macau Ltd., 5.500%, 1/15/2026(a)	453,844
415,000	Wynn Macau Ltd., 5.625%, 8/26/2028(a)	384,342
420,000	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029(a)	396,390
		5,141,545
	Government Owned - No Guarantee — 0.4%
325,000	Antares Holdings LP, 7.950%, 8/11/2028(a)	336,214
365,000	Petroleos Mexicanos, 5.950%, 1/28/2031	291,452
285,000	Petroleos Mexicanos, 6.625%, 6/15/2035	218,580
		846,246
	Health Care REITs — 0.2%
530,000	MPT Operating Partnership LP/MPT Finance Corp., 3.500%, 3/15/2031	331,370
	Health Insurance — 0.5%
675,000	Centene Corp., 2.450%, 7/15/2028	601,155
60,000	Molina Healthcare, Inc., 3.875%, 11/15/2030(a)	53,934
550,000	Molina Healthcare, Inc., 3.875%, 5/15/2032(a)	480,570
		1,135,659
	Healthcare — 2.6%
125,000	AdaptHealth LLC, 4.625%, 8/01/2029(a)	96,469
680,000	AdaptHealth LLC, 5.125%, 3/01/2030(a)	530,450
1,050,000	Bausch & Lomb Escrow Corp., 8.375%, 10/01/2028(a)	1,107,687
940,000	CHS/Community Health Systems, Inc., 5.250%, 5/15/2030(a)	786,166
610,000	DaVita, Inc., 3.750%, 2/15/2031(a)	501,024
100,000	Fortrea Holdings, Inc., 7.500%, 7/01/2030(a)	102,697
340,000	Garden Spinco Corp., 8.625%, 7/20/2030(a)	363,166
145,000	Hologic, Inc., 3.250%, 2/15/2029(a)	131,460
210,000	Hologic, Inc., 4.625%, 2/01/2028(a)	201,582
675,000	LifePoint Health, Inc., 5.375%, 1/15/2029(a)	499,134
435,000	Medline Borrower LP, 3.875%, 4/01/2029(a)	393,303
185,000	RP Escrow Issuer LLC, 5.250%, 12/15/2025(a)	148,017
750,000	Star Parent, Inc., 9.000%, 10/01/2030(a)	790,390
190,000	U.S. Acute Care Solutions LLC, 6.375%, 3/01/2026(a)	158,756
		5,810,301
	Home Construction — 0.1%
255,000	Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 4.875%, 2/15/2030(a)	224,256
200,000	Corp. GEO SAB de CV, 8.875%, 3/27/2022(a)(e)(h)	—
25,000	Meritage Homes Corp., 3.875%, 4/15/2029(a)	22,973
		247,229
	Independent Energy — 5.2%
390,000	Antero Resources Corp., 5.375%, 3/01/2030(a)	373,800

Principal Amount	Description	Value (†)

	Independent Energy — continued
$135,000	Apache Corp., 4.750%, 4/15/2043	$106,249
645,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 7.000%, 11/01/2026(a)	649,076
415,000	Baytex Energy Corp., 8.500%, 4/30/2030(a)	429,488
625,000	Baytex Energy Corp., 8.750%, 4/01/2027(a)	645,716
840,000	Chesapeake Energy Corp., 5.500%, 2/01/2026(a)	832,725
275,000	Chesapeake Energy Corp., 6.750%, 4/15/2029(a)	277,558
695,000	Civitas Resources, Inc., 8.375%, 7/01/2028(a)	725,542
230,000	Civitas Resources, Inc., 8.625%, 11/01/2030(a)	243,966
320,000	Crescent Energy Finance LLC, 7.250%, 5/01/2026(a)	321,973
515,000	Crescent Energy Finance LLC, 9.250%, 2/15/2028(a)	534,349
100,000	Energian Israel Finance Ltd., 4.875%, 3/30/2026(a)	92,000
200,000	Energian Israel Finance Ltd., 5.375%, 3/30/2028(a)	175,550
200,000	Gulfport Energy Corp., 8.000%, 5/17/2026(a)	202,170
785,000	Leviathan Bond Ltd., 6.750%, 6/30/2030(a)	714,469
505,000	Matador Resources Co., 5.875%, 9/15/2026	500,808
330,000	Matador Resources Co., 6.875%, 4/15/2028(a)	334,724
115,000	MEG Energy Corp., 5.875%, 2/01/2029(a)	111,739
300,000	Murphy Oil Corp., 5.875%, 12/01/2042	265,054
690,000	Northern Oil & Gas, Inc., 8.125%, 3/01/2028(a)	698,625
300,000	Northern Oil & Gas, Inc., 8.750%, 6/15/2031(a)	312,479
220,000	Permian Resources Operating LLC, 5.875%, 7/01/2029(a)	214,491
260,000	Permian Resources Operating LLC, 6.875%, 4/01/2027(a)	259,822
410,000	Permian Resources Operating LLC, 7.000%, 1/15/2032(a)	422,986
180,000	Range Resources Corp., 8.250%, 1/15/2029	186,295
1,070,000	Sitio Royalties Operating Partnership LP/Sitio Finance Corp., 7.875%, 11/01/2028(a)	1,108,755
240,000	SM Energy Co., 5.625%, 6/01/2025	237,171
35,000	SM Energy Co., 6.625%, 1/15/2027	34,802
230,000	SM Energy Co., 6.750%, 9/15/2026	229,401
195,000	Southwestern Energy Co., 5.375%, 2/01/2029	190,299
225,000	Strathcona Resources Ltd., 6.875%, 8/01/2026(a)	214,809
		11,646,891
	Industrial Other — 0.2%
315,000	Brundage-Bone Concrete Pumping Holdings, Inc., 6.000%, 2/01/2026(a)	314,846
150,000	Installed Building Products, Inc., 5.750%, 2/01/2028(a)	145,500
		460,346
	Leisure — 4.2%
1,405,000	Carnival Corp., 5.750%, 3/01/2027(a)	1,370,484
880,000	Carnival Corp., 6.000%, 5/01/2029(a)	846,741
75,000	Carnival Corp., 7.000%, 8/15/2029(a)	78,309
265,000	Cinemark USA, Inc., 5.250%, 7/15/2028(a)	243,112
1,735,000	NCL Corp. Ltd., 5.875%, 3/15/2026(a)	1,695,369
20,000	NCL Corp. Ltd., 5.875%, 3/15/2026	19,543
430,000	NCL Corp. Ltd., 8.125%, 1/15/2029(a)	449,170
165,000	NCL Finance Ltd., 6.125%, 3/15/2028(a)	157,943
425,000	Royal Caribbean Cruises Ltd., 3.700%, 3/15/2028	391,798
780,000	Royal Caribbean Cruises Ltd., 4.250%, 7/01/2026(a)	753,382
1,495,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028(a)	1,475,952
265,000	SeaWorld Parks & Entertainment, Inc., 5.250%, 8/15/2029(a)	247,726
335,000	Speedway Motorsports LLC/Speedway Funding II, Inc., 4.875%, 11/01/2027(a)	314,475
355,000	Viking Cruises Ltd., 5.875%, 9/15/2027(a)	342,575
150,000	Viking Cruises Ltd., 7.000%, 2/15/2029(a)	148,711
Principal Amount	Description	Value (†)

	Leisure — continued
$550,000	Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/2029(a)	$536,250
295,000	VOC Escrow Ltd., 5.000%, 2/15/2028(a)	282,557
		9,354,097
	Lodging — 2.0%
145,000	Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032(a)	126,543
1,160,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc., 4.875%, 7/01/2031(a)	1,026,834
725,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc., 5.000%, 6/01/2029(a)	668,846
1,875,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029(a)	1,652,269
725,000	Travel & Leisure Co., 4.500%, 12/01/2029(a)	649,299
205,000	Travel & Leisure Co., 4.625%, 3/01/2030(a)	183,331
5,000	Travel & Leisure Co., 6.000%, 4/01/2027	4,972
120,000	Travel & Leisure Co., 6.625%, 7/31/2026(a)	121,051
		4,433,145
	Media Entertainment — 1.4%
555,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 5.375%, 8/15/2026(a)(e)	27,750
310,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 6.625%, 8/15/2027(a)(e)	15,500
1,375,000	iHeartCommunications, Inc., 4.750%, 1/15/2028(a)	1,057,794
475,000	iHeartCommunications, Inc., 5.250%, 8/15/2027(a)	377,423
130,000	iHeartCommunications, Inc., 6.375%, 5/01/2026	110,835
210,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 7.375%, 2/15/2031(a)	220,530
150,000	Playtika Holding Corp., 4.250%, 3/15/2029(a)	130,882
1,265,000	Stagwell Global LLC, 5.625%, 8/15/2029(a)	1,166,482
		3,107,196
	Metals & Mining — 3.2%
270,000	ATI, Inc., 4.875%, 10/01/2029	251,629
325,000	ATI, Inc., 5.875%, 12/01/2027	320,271
390,000	ATI, Inc., 7.250%, 8/15/2030	405,753
350,000	Commercial Metals Co., 4.125%, 1/15/2030	320,700
2,795,000	First Quantum Minerals Ltd., 6.875%, 3/01/2026(a)	2,501,904
410,000	First Quantum Minerals Ltd., 6.875%, 10/15/2027(a)	348,437
945,000	GrafTech Finance, Inc., 4.625%, 12/15/2028(a)	626,450
320,000	GrafTech Global Enterprises, Inc., 9.875%, 12/15/2028(a)	246,678
235,000	Mineral Resources Ltd., 8.000%, 11/01/2027(a)	239,803
475,000	Mineral Resources Ltd., 8.125%, 5/01/2027(a)	482,548
470,000	Mineral Resources Ltd., 9.250%, 10/01/2028(a)	499,972
785,000	Novelis Corp., 4.750%, 1/30/2030(a)	738,252
76,000	U.S. Steel Corp., 6.875%, 3/01/2029	77,753
90,000	Volcan Cia Minera SAA, 4.375%, 2/11/2026(a)	55,918
		7,116,068
	Midstream — 4.7%
225,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.375%, 6/15/2029(a)	216,308
285,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 7.875%, 5/15/2026(a)	291,903
185,000	Buckeye Partners LP, 5.600%, 10/15/2044	142,344
130,000	Buckeye Partners LP, 5.850%, 11/15/2043	105,313
260,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.500%, 6/15/2031(a)	246,377
275,000	Energy Transfer LP, 6.000%, 2/01/2029(a)	277,470
1,130,000	Energy Transfer LP, Series A, 3 mo. USD LIBOR + 4.028%, 9.669%(b)(c)	1,085,155

Principal Amount	Description	Value (†)

	Midstream — continued
$360,000	EnLink Midstream LLC, 6.500%, 9/01/2030(a)	$367,420
70,000	EnLink Midstream Partners LP, 5.050%, 4/01/2045	57,925
255,000	EnLink Midstream Partners LP, 5.450%, 6/01/2047	222,487
360,000	EnLink Midstream Partners LP, 5.600%, 4/01/2044	313,316
105,000	Enterprise Products Operating LLC, Series E, (fixed rate to 8/16/2027, variable rate thereafter), 5.250%, 8/16/2077	100,381
155,000	EQM Midstream Partners LP, 4.125%, 12/01/2026	149,712
100,000	EQM Midstream Partners LP, 5.500%, 7/15/2028	99,083
167,000	EQM Midstream Partners LP, 6.000%, 7/01/2025(a)	166,923
470,000	EQM Midstream Partners LP, 6.500%, 7/01/2027(a)	478,569
95,000	EQM Midstream Partners LP, 6.500%, 7/15/2048	97,346
575,000	EQM Midstream Partners LP, 7.500%, 6/01/2027(a)	592,478
135,000	EQM Midstream Partners LP, 7.500%, 6/01/2030(a)	145,128
275,000	Ferrellgas LP/Ferrellgas Finance Corp., 5.375%, 4/01/2026(a)	269,127
680,000	Hess Midstream Operations LP, 4.250%, 2/15/2030(a)	625,600
335,000	Hess Midstream Operations LP, 5.125%, 6/15/2028(a)	323,207
515,000	Hess Midstream Operations LP, 5.625%, 2/15/2026(a)	511,230
475,000	Kinetik Holdings LP, 5.875%, 6/15/2030(a)	466,000
620,000	Kinetik Holdings LP, 6.625%, 12/15/2028(a)	631,663
265,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.000%, 6/01/2031(a)	240,245
220,000	Sunoco LP/Sunoco Finance Corp., 4.500%, 5/15/2029	204,363
1,035,000	Venture Global Calcasieu Pass LLC, 3.875%, 11/01/2033(a)	877,109
600,000	Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031(a)	528,604
530,000	Venture Global LNG, Inc., 8.375%, 6/01/2031(a)	529,726
		10,362,512
	Non-Agency Commercial Mortgage-Backed Securities — 1.5%
94,076	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL1, 1 mo. USD SOFR + 3.614%, 8.976%, 11/15/2031(a)(b)	42,251
329,268	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL2, 1 mo. USD SOFR + 4.614%, 9.976%, 11/15/2031(a)(b)	125,114
590,000	Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class D, 4.937%, 5/10/2047(a)(b)	366,260
405,000	Commercial Mortgage Trust, Series 2012-CR3, Class B, 3.922%, 10/15/2045(a)	314,766
795,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class E, 4.373%, 9/15/2037(a)	373,604
110,000	GS Mortgage Securities Trust, Series 2011-GC5, Class C, 5.153%, 8/10/2044(a)(b)	76,965
935,000	GS Mortgage Securities Trust, Series 2011-GC5, Class D, 5.153%, 8/10/2044(a)(b)	277,396
100,000	GS Mortgage Securities Trust, Series 2013-GC13, Class C, 3.833%, 7/10/2046(a)(b)	69,082
170,000	GS Mortgage Securities Trust, Series 2014-GC22, Class D, 4.685%, 6/10/2047(a)(b)	100,693
465,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class C, 5.360%, 2/15/2046(a)(b)	390,465
275,000	Morgan Stanley Capital I Trust, Series 2011-C2, Class E, 5.211%, 6/15/2044(a)(b)	194,791
295,000	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class C, 4.282%, 10/15/2030(a)(b)	177,687
97,150	Starwood Retail Property Trust, Series 2014-STAR, Class A, PRIME + 0.000%, 8.500%, 11/15/2027(a)(b)	68,559
Principal Amount	Description	Value (†)

	Non-Agency Commercial Mortgage-Backed Securities — continued
$320,000	Starwood Retail Property Trust, Series 2014-STAR, Class D, PRIME + 0.000%, 8.500%, 11/15/2027(a)(b)(f)(h)	$72,512
350,000	Starwood Retail Property Trust, Series 2014-STAR, Class E, PRIME + 0.000%, 8.500%, 11/15/2027(a)(b)(f)(h)	17,500
325,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class C, 4.458%, 8/15/2050	123,527
145,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class C, 4.118%, 11/15/2059(b)	103,005
158,612	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 5.855%, 3/15/2044(a)(b)	45,966
205,000	WFRBS Commercial Mortgage Trust, Series 2011-C4, Class E, 4.979%, 6/15/2044(a)(b)	140,311
530,000	WFRBS Commercial Mortgage Trust, Series 2012-C10, Class C, 4.329%, 12/15/2045(b)	361,023
		3,441,477
	Oil Field Services — 1.7%
280,000	Diamond Foreign Asset Co./Diamond Finance LLC, 8.500%, 10/01/2030(a)	286,329
300,000	Nabors Industries, Inc., 9.125%, 1/31/2030(a)	301,218
115,000	Oceaneering International, Inc., 6.000%, 2/01/2028(a)	112,050
220,000	Seadrill Finance Ltd., 8.375%, 8/01/2030(a)	229,533
240,000	Solaris Midstream Holdings LLC, 7.625%, 4/01/2026(a)	243,229
275,000	Transocean Aquila Ltd., 8.000%, 9/30/2028(a)	279,116
1,282,500	Transocean Poseidon Ltd., 6.875%, 2/01/2027(a)	1,276,130
245,000	Transocean Titan Financing Ltd., 8.375%, 2/01/2028(a)	254,184
415,000	Transocean, Inc., 7.500%, 1/15/2026(a)	409,261
395,000	Weatherford International Ltd., 8.625%, 4/30/2030(a)	412,403
		3,803,453
	Other REITs — 0.6%
100,000	Service Properties Trust, 3.950%, 1/15/2028	81,927
380,000	Service Properties Trust, 4.750%, 10/01/2026	354,588
330,000	Service Properties Trust, 7.500%, 9/15/2025	333,667
590,000	Service Properties Trust, 8.625%, 11/15/2031(a)	617,985
		1,388,167
	Packaging — 0.2%
259,274	ARD Finance SA, 7.250% PIK or 6.500% Cash, 6/30/2027(a)(i)	121,128
170,000	Graham Packaging Co., Inc., 7.125%, 8/15/2028(a)	153,000
215,000	Sealed Air Corp./Sealed Air Corp. U.S., 6.125%, 2/01/2028(a)	216,851
		490,979
	Pharmaceuticals — 3.8%
1,945,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028(a)	1,171,363
915,000	Bausch Health Cos., Inc., 5.250%, 1/30/2030(a)	421,788
285,000	Bausch Health Cos., Inc., 6.125%, 2/01/2027(a)	192,375
385,000	Cheplapharm Arzneimittel GmbH, 5.500%, 1/15/2028(a)	365,511
1,245,000	Organon & Co./Organon Foreign Debt Co-Issuer BV, 5.125%, 4/30/2031(a)	1,064,282
485,000	Perrigo Finance Unlimited Co., 4.650%, 6/15/2030	441,155
230,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	220,108
1,400,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	1,296,260
3,275,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	2,216,678

Principal Amount	Description	Value (†)

	Pharmaceuticals — continued
$545,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/09/2029	$520,500
220,000	Teva Pharmaceutical Finance Netherlands III BV, 7.875%, 9/15/2029	237,107
200,000	Teva Pharmaceutical Finance Netherlands III BV, 8.125%, 9/15/2031	218,116
		8,365,243
	Property & Casualty Insurance — 1.7%
270,000	Acrisure LLC/Acrisure Finance, Inc., 4.250%, 2/15/2029(a)	243,797
95,000	Acrisure LLC/Acrisure Finance, Inc., 4.250%, 2/15/2029	85,780
330,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.750%, 10/15/2027(a)	328,833
440,000	AmWINS Group, Inc., 4.875%, 6/30/2029(a)	401,823
339,426	Ardonagh Midco 2 PLC, 12.750% PIK or 11.500% Cash, 1/15/2027(a)(d)	336,038
255,000	AssuredPartners, Inc., 5.625%, 1/15/2029(a)	238,055
275,000	BroadStreet Partners, Inc., 5.875%, 4/15/2029(a)	256,699
650,000	HUB International Ltd., 7.250%, 6/15/2030(a)	686,549
705,000	Liberty Mutual Group, Inc., 4.300%, 2/01/2061(a)	465,822
740,000	USI, Inc., 7.500%, 1/15/2032(a)	757,612
		3,801,008
	Refining — 1.0%
590,000	CVR Energy, Inc., 5.250%, 2/15/2025(a)	588,997
580,000	CVR Energy, Inc., 8.500%, 1/15/2029(a)	577,100
215,000	HF Sinclair Corp., 5.000%, 2/01/2028(a)	208,508
245,000	HF Sinclair Corp., 6.375%, 4/15/2027(a)	246,921
340,000	Parkland Corp., 4.500%, 10/01/2029(a)	311,600
215,000	PBF Holding Co. LLC/PBF Finance Corp., 7.875%, 9/15/2030(a)	218,978
		2,152,104
	Restaurants — 1.3%
85,000	1011778 BC ULC/New Red Finance, Inc., 3.500%, 2/15/2029	78,366
55,000	1011778 BC ULC/New Red Finance, Inc., 3.500%, 2/15/2029(a)	50,708
1,635,000	1011778 BC ULC/New Red Finance, Inc., 3.875%, 1/15/2028(a)	1,544,623
230,000	Bloomin' Brands, Inc./OSI Restaurant Partners LLC, 5.125%, 4/15/2029(a)	212,181
575,000	Papa John's International, Inc., 3.875%, 9/15/2029(a)	508,623
305,000	Yum! Brands, Inc., 3.625%, 3/15/2031	275,047
340,000	Yum! Brands, Inc., 4.625%, 1/31/2032	317,934
		2,987,482
	Retailers — 1.8%
306,000	Asbury Automotive Group, Inc., 4.500%, 3/01/2028	290,623
715,000	Asbury Automotive Group, Inc., 4.625%, 11/15/2029(a)	661,805
99,000	Asbury Automotive Group, Inc., 4.750%, 3/01/2030	92,414
145,000	Bath & Body Works, Inc., 5.250%, 2/01/2028	143,414
90,000	Bath & Body Works, Inc., 6.625%, 10/01/2030(a)	91,985
545,000	Bath & Body Works, Inc., 6.875%, 11/01/2035	551,830
45,000	Crocs, Inc., 4.125%, 8/15/2031(a)	38,079
480,000	Dillard's, Inc., 7.000%, 12/01/2028	499,502
130,000	Ken Garff Automotive LLC, 4.875%, 9/15/2028(a)	123,031
120,000	Lithia Motors, Inc., 4.375%, 1/15/2031(a)	109,083
200,000	Michaels Cos., Inc., 7.875%, 5/01/2029(a)	125,918
275,000	NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.125%, 4/01/2026(a)	264,260
120,000	Nordstrom, Inc., 4.250%, 8/01/2031	99,901
Principal Amount	Description	Value (†)

	Retailers — continued
$525,000	Sonic Automotive, Inc., 4.625%, 11/15/2029(a)	$477,756
345,000	Sonic Automotive, Inc., 4.875%, 11/15/2031(a)	307,517
30,000	Victoria's Secret & Co., 4.625%, 7/15/2029(a)	25,075
		3,902,193
	Technology — 5.4%
555,000	Cloud Software Group, Inc., 6.500%, 3/31/2029(a)	528,605
1,950,000	CommScope Technologies LLC, 5.000%, 3/15/2027(a)	811,688
340,000	CommScope, Inc., 4.750%, 9/01/2029(a)	228,278
245,000	CommScope, Inc., 6.000%, 3/01/2026(a)	218,413
160,000	Dun & Bradstreet Corp., 5.000%, 12/15/2029(a)	149,251
540,000	Elastic NV, 4.125%, 7/15/2029(a)	495,853
140,000	Everi Holdings, Inc., 5.000%, 7/15/2029(a)	127,082
360,000	Gartner, Inc., 3.750%, 10/01/2030(a)	318,230
575,000	GoTo Group, Inc., 5.500%, 9/01/2027(a)	278,123
756,000	GTCR W-2 Merger Sub LLC, 7.500%, 1/15/2031(a)	798,882
480,000	Iron Mountain, Inc., 4.500%, 2/15/2031(a)	434,648
740,000	Iron Mountain, Inc., 4.875%, 9/15/2029(a)	700,842
225,000	Iron Mountain, Inc., 5.250%, 7/15/2030(a)	214,179
75,000	Iron Mountain, Inc., 5.250%, 7/15/2030	71,393
950,000	NCR Atleos Corp., 9.500%, 4/01/2029(a)	1,009,371
825,000	NCR Voyix Corp., 5.000%, 10/01/2028(a)	779,846
375,000	NCR Voyix Corp., 5.125%, 4/15/2029(a)	356,476
25,000	NCR Voyix Corp., 5.250%, 10/01/2030(a)	22,959
440,000	Neptune Bidco U.S., Inc., 9.290%, 4/15/2029(a)	410,299
710,000	Newfold Digital Holdings Group, Inc., 11.750%, 10/15/2028(a)	763,783
455,000	Open Text Corp., 6.900%, 12/01/2027(a)	473,041
25,000	Open Text Holdings, Inc., 4.125%, 2/15/2030(a)	22,627
150,000	Paysafe Finance PLC/Paysafe Holdings U.S. Corp., 4.000%, 6/15/2029(a)	132,370
85,000	Paysafe Finance PLC/Paysafe Holdings U.S. Corp., 4.000%, 6/15/2029	75,010
130,000	Presidio Holdings, Inc., 4.875%, 2/01/2027(a)	127,439
130,000	Presidio Holdings, Inc., 8.250%, 2/01/2028(a)	131,337
235,000	Sabre Global, Inc., 11.250%, 12/15/2027(a)	230,894
175,000	Seagate HDD Cayman, 4.091%, 6/01/2029	162,162
100,000	Seagate HDD Cayman, 4.875%, 6/01/2027	98,081
375,000	Seagate HDD Cayman, 8.250%, 12/15/2029(a)	404,448
970,000	Sensata Technologies, Inc., 3.750%, 2/15/2031(a)	854,308
80,000	Sensata Technologies, Inc., 4.375%, 2/15/2030(a)	74,197
230,000	Western Digital Corp., 2.850%, 2/01/2029	198,001
100,000	Western Digital Corp., 3.100%, 2/01/2032	79,560
130,000	Western Digital Corp., 4.750%, 2/15/2026	127,532
222,000	Ziff Davis, Inc., 4.625%, 10/15/2030(a)	203,670
		12,112,878
	Transportation Services — 0.6%
1,435,000	Rand Parent LLC, 8.500%, 2/15/2030(a)	1,372,506
	Wireless — 1.3%
445,000	Altice France Holding SA, 10.500%, 5/15/2027(a)	287,252
1,285,000	Altice France SA, 5.125%, 1/15/2029(a)	999,406
200,000	Altice France SA, 8.125%, 2/01/2027(a)	184,366
315,000	IHS Holding Ltd., 5.625%, 11/29/2026(a)	273,338
1,150,000	SoftBank Group Corp., 4.625%, 7/06/2028	1,048,984
100,000	Vodafone Group PLC, (fixed rate to 12/04/2050, variable rate thereafter), 5.125%, 6/04/2081	75,287
		2,868,633
	Wirelines — 1.7%
220,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	183,498
825,000	Frontier Communications Holdings LLC, 5.000%, 5/01/2028(a)	762,446

Principal Amount	Description	Value (†)

	Wirelines — continued
$690,000	Frontier Communications Holdings LLC, 5.875%, 10/15/2027(a)	$666,610
225,000	Frontier Communications Holdings LLC, 8.750%, 5/15/2030(a)	231,459
455,000	Iliad Holding SASU, 6.500%, 10/15/2026(a)	454,110
450,000	Level 3 Financing, Inc., 3.625%, 1/15/2029(a)	189,000
155,000	Level 3 Financing, Inc., 4.250%, 7/01/2028(a)	76,725
310,000	Lumen Technologies, Inc., 4.000%, 2/15/2027(a)	200,065
100,000	Telecom Italia Capital SA, 6.000%, 9/30/2034	94,968
330,000	Telecom Italia Capital SA, 6.375%, 11/15/2033	322,775
265,000	Telecom Italia Capital SA, 7.200%, 7/18/2036	266,013
485,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 4.750%, 4/15/2028(a)	418,019
		3,865,688
	Total Non-Convertible Bonds (Identified Cost $206,481,694)	189,616,151

Convertible Bonds — 3.7%
	Airlines — 0.4%
865,000	Southwest Airlines Co., 1.250%, 5/01/2025	874,083
	Cable Satellite — 1.3%
4,830,000	DISH Network Corp., 3.375%, 8/15/2026	2,559,900
545,000	DISH Network Corp., Zero Coupon, 0.000%–33.748%, 12/15/2025(g)	337,900
		2,897,800
	Consumer Cyclical Services — 0.0%
55,000	Zillow Group, Inc., 1.375%, 9/01/2026	74,965
	Financial Other — 0.0%
87,296	Sunac China Holdings Ltd., 7.800% PIK or 7.800% Cash, 9/30/2032(a)(d)	6,547
	Gaming — 0.1%
115,000	Penn Entertainment, Inc., 2.750%, 5/15/2026	148,925
	Healthcare — 0.8%
565,000	Envista Holdings Corp., 1.750%, 8/15/2028(a)	514,150
1,655,000	Teladoc Health, Inc., 1.250%, 6/01/2027	1,360,244
		1,874,394
	Leisure — 0.2%
365,000	NCL Corp. Ltd., 1.125%, 2/15/2027	335,574
	Pharmaceuticals — 0.8%
1,330,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027	1,365,777
495,000	Livongo Health, Inc., 0.875%, 6/01/2025	462,785
		1,828,562
	Technology — 0.1%
65,000	Wolfspeed, Inc., 0.250%, 2/15/2028	43,778
135,000	Wolfspeed, Inc., 1.875%, 12/01/2029	92,002
		135,780
	Total Convertible Bonds (Identified Cost $11,547,686)	8,176,630
	Total Bonds and Notes (Identified Cost $218,029,380)	197,792,781

Senior Loans — 3.1%
	Aerospace & Defense — 0.3%
760,000	TransDigm, Inc., 2023 Term Loan J, 3 mo. USD SOFR + 3.250%, 8.598%, 2/14/2031(b)(j)	762,850
Principal Amount	Description	Value (†)

	Brokerage — 0.2%
$324,169	Edelman Financial Center LLC, 2021 Term Loan B, 4/07/2028(k)	$324,373
	Chemicals — 0.2%
365,085	Chemours Co., 2023 USD Term Loan B, 1 mo. USD SOFR + 3.500%, 8.856%, 8/18/2028(b)(j)	363,990
	Electric — 0.1%
132,335	Talen Energy Supply LLC, 2023 Term Loan B, 3 mo. USD SOFR + 4.500%, 9.869%, 5/17/2030(b)(j)	132,887
	Food & Beverage — 0.2%
470,000	Chobani LLC, 2023 Incremental Term Loan, 3 mo. USD SOFR + 3.750%, 9.112%, 10/25/2027(b)(j)	470,390
	Healthcare — 0.5%
368,000	IVC Acquisition Ltd., 2023 USD Term Loan B, 11/17/2028(k)	368,305
631,156	Star Parent, Inc., Term Loan B, 3 mo. USD SOFR + 4.000%, 9.348%, 9/27/2030(b)(j)	623,002
		991,307
	Leisure — 0.5%
871,431	Carnival Corp., 2021 Incremental Term Loan B, 1 mo. USD SOFR + 3.250%, 8.720%, 10/18/2028(b)(j)	871,797
241,553	Carnival Corp., 2023 Term Loan B, 1 mo. USD SOFR + 3.000%, 8.357%, 8/08/2027(b)(j)	241,754
		1,113,551
	Media Entertainment — 0.2%
550,043	MH Sub I LLC, 2023 Term Loan, 1 mo. USD SOFR + 4.250%, 9.606%, 5/03/2028(b)(j)	539,884
	Property & Casualty Insurance — 0.4%
191,973	Acrisure LLC, 2020 Term Loan B, 2/15/2027(b)(j)	191,323
371,962	Acrisure LLC, 2020 Term Loan B, 2/15/2027(k)	370,701
74,972	AssuredPartners, Inc., 2023 Term Loan B4, 2/12/2027(k)	75,106
62,468	USI, Inc., 2023 Acquisition Term Loan, 3 mo. USD SOFR + 3.250%, 8.598%, 9/27/2030(b)(j)	62,487
256,062	USI, Inc., 2023 Term Loan B, 3 mo. USD SOFR + 3.000%, 8.348%, 11/22/2029(b)(j)	256,261
		955,878
	Technology — 0.3%
280,000	Iron Mountain, Inc., 2023 Term Loan B, 1/31/2031(k)	279,826
476,165	Neptune Bidco U.S., Inc., 2022 USD Term Loan B, 3 mo. USD SOFR + 5.000%, 10.507%, 4/11/2029(b)(j)	433,906
		713,732
	Transportation Services — 0.2%
433,924	PODS LLC, 2021 Term Loan B, 1 mo. USD SOFR + 3.000%, 8.470%, 3/31/2028(k)	424,004
	Total Senior Loans (Identified Cost $6,738,347)	6,792,846

Collateralized Loan Obligations — 1.3%
250,000	Battalion CLO XVI Ltd., Series 2019-16A, Class ER, 3 mo. USD SOFR + 6.862%, 12.277%, 12/19/2032(a)(b)	232,080
670,000	Clover CLO LLC, Series 2021-2A, Class E, 3 mo. USD SOFR + 6.762%, 12.177%, 7/20/2034(a)(b)	666,947
665,000	OHA Credit Funding 3 Ltd., Series 2019-3A, Class ER, 3 mo. USD SOFR + 6.512%, 11.927%, 7/02/2035(a)(b)	664,937

Principal Amount	Description	Value (†)

$340,000	Palmer Square CLO Ltd., Series 2021-3A, Class E, 3 mo. USD SOFR + 6.412%, 11.806%, 1/15/2035(a)(b)	$335,629
530,000	Palmer Square CLO Ltd., Series 2021-4A, Class E, 3 mo. USD SOFR + 6.312%, 11.706%, 10/15/2034(a)(b)	521,616
275,000	PPM CLO 5 Ltd., Series 2021-5A, Class E, 3 mo. USD SOFR + 6.762%, 12.157%, 10/18/2034(a)(b)	261,403
320,000	Whetstone Park CLO Ltd., Series 2021-1A, Class E, 3 mo. USD SOFR + 6.412%, 11.827%, 1/20/2035(a)(b)	304,031
	Total Collateralized Loan Obligations (Identified Cost $3,050,000)	2,986,643

Shares
Common Stocks— 0.6%
	Biotechnology — 0.2%
2,125	AbbVie, Inc.	329,311
	Energy Equipment & Services — 0.0%
11,343	McDermott International Ltd.(f)	1,021
	Media — 0.1%
68,328	Altice USA, Inc., Class A(f)	222,066
	Oil, Gas & Consumable Fuels — 0.3%
2,801	Battalion Oil Corp.(f)	26,918
5,003	Canadian Natural Resources Ltd.	327,796
2,021	Diamondback Energy, Inc.	313,417
		668,131
	Professional Services — 0.0%
265	Clarivate PLC(f)	2,454
	Total Common Stocks (Identified Cost $2,491,047)	1,222,983

Preferred Stocks — 0.3%

Convertible Preferred Stock — 0.3%
	Technology — 0.3%
17,227	Clarivate PLC, Series A, 5.250% (Identified Cost $1,009,076)	659,794

Warrants — 0.0%
22,710	McDermott International Ltd., Tranche A, Expiration on 5/1/2024, (f)(h)	—
25,233	McDermott International Ltd., Tranche B, Expiration on 5/1/2024, (f)(h)	—
	Total Warrants (Identified Cost $35,226)	—

Principal Amount	Description	Value (†)
Short-Term Investments — 5.2%
$4,679,649	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/29/2023 at 2.500% to be repurchased at $4,680,949 on 1/02/2024 collateralized by $5,305,400 U.S. Treasury Note, 0.625% due 3/31/2027 valued at $4,773,273 including accrued interest(l)	$4,679,649
1,915,000	U.S. Treasury Bills, 5.170%–5.238%, 4/09/2024(m)(n)	1,887,913
5,065,000	U.S. Treasury Bills, 5.291%, 1/04/2024(n)	5,063,528
	Total Short-Term Investments (Identified Cost $11,630,066)	11,631,090
	Total Investments — 99.4% (Identified Cost $242,983,142)	221,086,137
	Other assets less liabilities — 0.6%	1,366,211
	Net Assets — 100.0%	$222,452,348

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Senior loans and collateralized loan obligations are fair valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to fair value debt, unlisted equities, senior loans and collateralized loan obligations where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment. Centrally cleared swap agreements are fair valued at settlement prices of the clearing house on which the contracts were traded or prices obtained from broker-dealers.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the
Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2023, the value of Rule 144A holdings amounted to
$153,808,069 or 69.1% of net assets.

(b)
Variable rate security. Rate as of December 31, 2023 is disclosed. Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the Portfolio of Investments and show a weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(c)	Perpetual bond with no specified maturity date.
(d)	Payment–in–kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal. No payments were received during the period.
(e)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(f)	Non-income producing security.
(g)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.
(h)	Level 3 security. Value has been determined using significant unobservable inputs.
(i)
Payment-in-kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal. For the period ended December 31, 2023, interest payments were made in cash.

(j)
Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate which may range from 0.00% to 2.50%, to which the spread is added.

(k)	Position is unsettled. Contract rate was not determined at December 31, 2023 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(l)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of December 31, 2023, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(m)
The Fund's investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

(n)	Interest rate represents discount rate at time of purchase; not a coupon rate.

ABS	Asset-Backed Securities
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts
SOFR	Secured Overnight Financing Rate
Swap Agreements
The Fund may enter into credit default and interest rate swaps. A credit default swap is an agreement between two parties (the "protection buyer" and "protection seller") to exchange the credit risk of an issuer ("reference obligation") for a specified time period. The reference obligation may be one or more debt securities or an index of such securities. The Fund may be either the protection buyer or the protection seller. As a protection buyer, the Fund has the ability to hedge the downside risk of an issuer or group of issuers. As a protection seller, the Fund has the ability to gain exposure to an issuer or group of issuers whose bonds are unavailable or in short supply in the cash bond market, as well as realize additional income in the form of fees paid by the protection buyer. The protection buyer is obligated to pay the protection seller a stream of payments ("fees") over the term of the contract, provided that no credit event, such as a default or a downgrade in credit rating, occurs on the reference obligation. The Fund may also pay or receive upfront premiums. If a credit event occurs, the protection seller must pay the protection buyer the difference between the agreed upon notional value and market value of the reference obligation. Market value in this case is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the value. The maximum potential amount of undiscounted future payments that a Fund as the protection seller could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
Implied credit spreads, represented in absolute terms, are disclosed in the Portfolio of Investments for those agreements for which the Fund is the protection seller. Implied credit spreads serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
An interest rate swap is an agreement with another party to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) to protect themselves from interest rate fluctuations. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.
Swap agreements are valued daily and fluctuations in the value are recorded as change in unrealized appreciation (depreciation) on swap agreements. Fees are accrued in accordance with the terms of the agreement and are recorded as part of unrealized appreciation (depreciation) on swap agreements. When received or paid, fees are recorded as realized gain or loss. Upfront premiums paid or received by the Fund are recorded as an asset or liability, respectively, and are amortized or accreted over the term of the agreement and recorded as realized gain or loss. Payments made or received by the Fund as a result of a credit event or termination of the agreement are recorded as realized gain or loss.
Swap agreements are privately negotiated in the over-the-counter ("OTC") market and may be entered into as a bilateral contract or centrally cleared ("centrally cleared swaps"). Bilateral swap agreements are traded between counterparties and, as such, are subject to the risk that a party to the agreement will not be able to meet its obligations. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the "CCP") and the Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Subsequent payments, known as "variation margin," are made or received by the Fund based on the daily change in the value of the centrally cleared swap agreement. For centrally cleared swaps, the Fund's counterparty credit risk is reduced as the CCP stands between the Fund and the counterparty.
At December 31, 2023, the Fund had the following open centrally cleared credit default swap agreements:

Sell Protection

Reference Obligation	(Pay)/ Receive Fixed Rate	Expiration Date	Implied Credit Spread^	Notional Value(‡)	Unamortized Up Front Premium Paid/(Received)	Market Value	Unrealized Appreciation (Depreciation)
CDX.NA.HY* .S41 500, 5-Year	5.00%	12/20/2028	3.56%	2,079,000	$(24,313)	$124,727	$149,040

(‡)	Notional value stated in U.S. dollars unless otherwise noted.
^
Implied credit spreads, represented in absolute terms, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

*	CDX.NA.HY is an index composed of North American high yield credit default swaps.

Fair Value Measurements.
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of December 31, 2023, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
Non-Agency Commercial Mortgage-Backed Securities	$—	$3,351,465	$90,012	$3,441,477
All Other Non-Convertible Bonds(a)	—	186,174,674	—	186,174,674
Total Non-Convertible Bonds	—	189,526,139	90,012	189,616,151
Convertible Bonds(a)	—	8,176,630	—	8,176,630
Total Bonds and Notes	—	197,702,769	90,012	197,792,781
Senior Loans(a)	—	6,792,846	—	6,792,846
Collateralized Loan Obligations	—	2,986,643	—	2,986,643
Common Stocks(a)	1,222,983	—	—	1,222,983
Preferred Stocks(a)	659,794	—	—	659,794
Warrants	—	—	—	—
Short-Term Investments	—	11,631,090	—	11,631,090
Total Investments	1,882,777	219,113,348	90,012	221,086,137
Centrally Cleared Credit Default Swap Agreements (unrealized appreciation)	—	149,040	—	149,040
Total	$1,882,777	$219,262,388	$90,012	$221,235,177

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2023 and/or December 31, 2023:

Asset Valuation Inputs
Investments in Securities	Balance as of September 30, 2023	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2023	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2023
Bonds and Notes
Non-Convertible Bonds
Home Construction	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—

Asset Valuation Inputs
Investments in Securities	Balance as of September 30, 2023	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2023	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2023
Non-Agency Commercial Mortgage- Backed Securities	$86,012	$—	$—	$4,000	$—	$—	$—	$—	$90,012	$4,000
Warrants	—	—	—	—	—	—	—	—	—	—
Total	$86,012	$—	$—	$4,000	$—	$—	$—	$—	$90,012	$4,000
Derivatives
Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used at period end include swap agreements.
The Fund is subject to the risk that companies in which the Fund invests will fail financially or otherwise be unwilling or unable to meet their obligations to the Fund. The Fund may use credit default swaps, as a protection buyer, to hedge its credit exposure to issuers of bonds it holds without having to sell the bonds. The Fund may also use credit default swaps, as a protection seller, to gain investment exposure. As of December 31, 2023, the Fund engaged in credit default swap agreements (as a protection seller) to gain investment exposure.
The following is a summary of derivative instruments for the Fund, as of December 31, 2023:
Assets	Swap agreements at value
Exchange-traded/cleared asset derivatives
Credit contracts	$149,040
The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.
Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund.

Industry Summary at December 31, 2023 (Unaudited)
Cable Satellite	11.0%
Technology	6.1
Finance Companies	5.3
Independent Energy	5.2
Leisure	4.9
Midstream	4.7
Pharmaceuticals	4.6
Healthcare	3.9
Metals & Mining	3.2
Automotive	2.9
Consumer Cyclical Services	2.7
Building Materials	2.5
Gaming	2.4
Property & Casualty Insurance	2.1
Lodging	2.0
Aerospace & Defense	2.0
Other Investments, less than 2% each	27.4
Collateralized Loan Obligations	1.3
Short-Term Investments	5.2
Total Investments	99.4
Other assets less liabilities (including swap agreements)	0.6
Net Assets	100.0%